Schedule of Investments (unaudited)
June 30, 2025
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
BHP Group Ltd.	1,068,009	$25,693,728
China — 1.3%
Tencent Holdings Ltd.	1,295,400	83,469,886
France — 2.6%
AXA SA	362,210	17,786,334
Cie de Saint-Gobain SA	105,674	12,414,077
Engie SA	370,593	8,709,972
L'Oreal SA	48,341	20,707,048
LVMH Moet Hennessy Louis Vuitton SE	53,502	28,001,883
Sanofi SA	224,432	21,728,105
Schneider Electric SE	113,450	30,459,616
TotalEnergies SE	477,629	29,193,963
		169,000,998
Germany — 3.5%
Allianz SE, Registered	81,251	32,974,370
BASF SE	187,549	9,276,081
Bayer AG, Registered	207,830	6,261,358
Deutsche Bank AG, Registered	409,364	12,135,772
Deutsche Telekom AG, Registered	734,419	26,882,378
E.ON SE	469,291	8,646,983
Mercedes-Benz Group AG	145,656	8,485,946
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,995	18,178,121
SAP SE	214,540	65,601,956
Siemens AG, Registered	157,670	40,498,854
		228,941,819
Japan — 2.1%
Bridgestone Corp.	123,700	5,058,362
Canon Inc.	201,250	5,836,998
Honda Motor Co. Ltd.	1,018,500	9,821,238
Mitsubishi UFJ Financial Group Inc.	2,539,100	34,617,043
Seven & i Holdings Co. Ltd.	502,960	8,095,300
Sony Group Corp.	1,289,400	33,524,794
Toyota Motor Corp.	2,592,200	44,645,422
		141,599,157
Netherlands — 1.2%
ASML Holding NV	82,864	66,401,986
ING Groep NV	661,234	14,492,721
		80,894,707
South Korea — 0.7%
Samsung Electronics Co. Ltd.	1,013,854	44,834,250
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	1,211,041	18,647,942
Banco Santander SA	3,176,990	26,308,265
		44,956,207
Switzerland — 3.1%
ABB Ltd., Registered	336,743	20,180,611
Nestle SA, Registered	542,110	53,900,014
Novartis AG, Registered	400,016	48,552,781
Roche Holding AG, Bearer	6,075	2,111,251
Roche Holding AG, NVS	147,822	48,252,007
Swiss Re AG	61,191	10,585,250
UBS Group AG, Registered	653,866	22,199,888
		205,781,802
United Kingdom — 4.0%
Anglo American PLC, NVS	245,689	7,242,391
AstraZeneca PLC	325,107	45,244,860
Security	Shares	Value
United Kingdom (continued)
Barclays PLC	3,030,154	$14,001,632
BP PLC	3,357,198	16,726,539
Diageo PLC	466,428	11,761,491
GSK PLC	871,214	16,610,963
HSBC Holdings PLC	3,707,514	44,846,757
National Grid PLC	1,025,740	15,056,487
Prudential PLC	554,145	6,935,812
Rio Tinto PLC	223,838	13,028,282
Shell PLC	1,257,737	43,881,836
Unilever PLC	529,411	32,307,940
		267,644,990
United States — 80.2%
3M Co.	114,086	17,368,453
Abbott Laboratories	366,068	49,788,909
Accenture PLC, Class A	131,143	39,197,331
Alphabet Inc., Class A	1,224,551	215,802,623
Alphabet Inc., Class C, NVS	987,792	175,224,423
Amazon.com Inc.(a)	1,988,013	436,150,172
American Tower Corp.	98,498	21,770,028
Aon PLC, Class A	45,451	16,215,099
Apple Inc.	3,142,557	644,758,420
Bristol-Myers Squibb Co.	425,481	19,695,515
Broadcom Inc.	989,309	272,703,026
Caterpillar Inc.	98,956	38,415,709
Chevron Corp.	341,727	48,931,889
Cisco Systems Inc.	835,056	57,936,185
Citigroup Inc.	393,137	33,463,821
Coca-Cola Co. (The)	815,021	57,662,736
Colgate-Palmolive Co.	170,536	15,501,722
DuPont de Nemours Inc.	86,837	5,956,150
Eli Lilly & Co.	165,508	129,018,451
Emerson Electric Co.	118,519	15,802,138
Exxon Mobil Corp.	906,841	97,757,460
Ford Motor Co.	816,015	8,853,763
General Electric Co.	225,035	57,921,759
Goldman Sachs Group Inc. (The)	64,561	45,693,048
Honeywell International Inc.	136,336	31,749,928
HP Inc.	197,056	4,819,990
Intel Corp.	917,782	20,558,317
International Business Machines Corp.	195,549	57,643,934
Johnson & Johnson	506,247	77,329,229
Johnson Controls International PLC	138,718	14,651,395
JPMorgan Chase & Co.	584,732	169,519,654
Kimberly-Clark Corp.	69,735	8,990,236
Linde PLC	99,042	46,468,526
Marsh & McLennan Companies Inc.	103,672	22,666,846
Mastercard Inc., Class A	170,754	95,953,503
McDonald's Corp.	150,252	43,899,127
Merck & Co. Inc.	530,383	41,985,118
Microsoft Corp.	1,563,837	777,868,162
Morgan Stanley	259,441	36,544,859
Nike Inc., Class B	248,236	17,634,685
Nvidia Corp.	5,131,238	810,684,292
PepsiCo Inc.	287,559	37,969,290
Pfizer Inc.	1,188,185	28,801,604
Philip Morris International Inc.	327,497	59,647,029
Procter & Gamble Co. (The)	493,301	78,592,715
Qualcomm Inc.	231,893	36,931,279
RTX Corp.	281,090	41,044,762
ServiceNow Inc.(a)	43,554	44,776,996
Texas Instruments Inc.	190,868	39,628,014
Thermo Fisher Scientific Inc.	80,198	32,517,081

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walmart Inc.	909,545	$88,935,310
		5,289,400,711
Total Long-Term Investments — 99.8% (Cost: $3,763,699,565)		6,582,218,255
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	8,710,000	8,710,000
Total Short-Term Securities — 0.1% (Cost: $8,710,000)		8,710,000
Total Investments — 99.9% (Cost: $3,772,409,565)		6,590,928,255
Other Assets Less Liabilities — 0.1%		7,273,116
Net Assets — 100.0%		$6,598,201,371

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,600,000	$1,110,000 (a)	$—	$—	$—	$8,710,000	8,710,000	$115,191	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	33	09/19/25	$2,071	$11,973
S&P 500 E-Mini Index	42	09/19/25	13,133	345,443
				$357,416
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global 100 ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,289,400,711	$1,292,817,544	$—	$6,582,218,255
Short-Term Securities
Money Market Funds	8,710,000	—	—	8,710,000
	$5,298,110,711	$1,292,817,544	$—	$6,590,928,255
Derivative Financial Instruments(a)
Assets
Equity Contracts	$357,416	$—	$—	$357,416

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares